INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 271,677	$ 283,815
Definite life intangible assets (excluding computer software)	229,951	306,630	$ 306,630
Cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill	271,677	283,815
Definite life intangible assets (excluding computer software)	19,282	23,430
Indefinite life intangible assets	93,400	93,400
Intangible assets and goodwill	384,359	400,645
Cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Goodwill	0	0
Definite life intangible assets (excluding computer software)	22,838	58,794
Indefinite life intangible assets	77,325	113,645
Intangible assets and goodwill	$ 100,163	$ 172,439